Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.36%(a)
Alabama–1.53%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 300	$ 252,620
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,565	1,676,068
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(c)	4.00%	12/01/2029	1,805	1,748,113
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(d)(e)	5.50%	01/01/2043	1,600	960,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,670	1,678,014
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,890	1,854,972
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,790	1,908,972
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	1,045	926,123
				11,004,882
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	464,032
Arizona–2.38%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,318	1,205,163
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	1,520	1,414,561
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(f)	5.00%	12/15/2050	680	623,939
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,338,760
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	908,964
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	1,702,584
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	280	242,861
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	630	642,180
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	455	403,001
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,505	1,370,491
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,335	931,894
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,023,013
Series 2007, RB	5.00%	12/01/2037	3,255	3,309,984
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,047,251
				17,164,646
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	686,388
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,435,506
				2,121,894
California–17.77%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(h)(i)	5.00%	04/01/2027	3,150	3,415,374
Series 2017, Ref. RB	4.00%	04/01/2038	2,800	2,820,577
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,050	890,085
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,004,425
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	11/01/2050	2,950	2,285,360
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	4,075	4,103,190
Series 2023, GO Bonds	5.00%	10/01/2045	1,500	1,681,953
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	$ 1,060	$ 875,900
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	13,950	1,262,818
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	293,199
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,327
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	2,115	353,474
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,822,517
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,369
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,226	5,053,134
Series 2023 1, RB	4.38%	09/20/2036	1,070	1,058,121
California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(f)(k)	3.65%	01/31/2024	1,175	1,170,933
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	245	217,824
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,758,929
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	2,115	2,177,624
Series 2018 A, RB(k)	5.00%	12/31/2047	2,550	2,571,687
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	2,120	2,066,151
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	320	297,158
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(k)	5.00%	07/01/2027	1,390	1,400,162
Series 2012, RB(f)(k)	5.00%	07/01/2030	2,025	2,038,063
Series 2012, RB(f)(k)	5.00%	07/01/2037	4,445	4,453,133
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	1,715	1,660,984
Series 2016 A, RB(f)	5.25%	12/01/2056	1,275	1,198,907
California State University;
Series 2019 A, RB	5.00%	11/01/2044	3,145	3,403,480
Series 2019 A, RB(i)	5.00%	11/01/2049	2,695	2,891,790
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,843,573
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	1,055	719,479
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	1,055	788,840
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	635	466,744
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	535	527,883
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2034	5,235	3,527,259
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	1,725	1,725,000
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,337,477
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	2,868,485
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	3,540	359,607
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	1,155	1,242,992
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2036	2,225	2,522,577
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(k)	5.00%	05/15/2043	1,250	1,299,473
Series 2022, Ref. RB(k)	4.00%	05/15/2039	750	733,861
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,965	3,198,058
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(g)	5.00%	08/01/2050	1,575	1,676,598
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	3,341,135
Series 2009 B, RB	6.50%	11/01/2039	745	865,790
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,550	2,313,371
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(g)	4.13%	08/01/2050	5,000	4,911,131
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds(b)	4.00%	08/01/2043	105	103,987
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(g)	4.13%	08/01/2045	2,000	1,998,121
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center; Series 2022 P, RB(i)	4.00%	05/15/2053	$ 6,915	$ 6,307,974
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2047	1,665	1,846,659
Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2052	2,020	2,234,020
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,483,372
Series 2021 A, RB	5.00%	07/01/2056	2,545	2,703,124
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	850	895,547
Series 2019 E, RB(k)	5.00%	05/01/2050	2,980	3,063,315
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	775	835,182
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(c)	5.50%	09/01/2023	835	839,265
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	4,410	1,567,745
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(g)(j)	0.00%	08/01/2025	1,485	1,373,794
Series 2005, GO Bonds (INS - NATL)(g)(j)	0.00%	08/01/2026	1,350	1,207,042
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(g)	5.00%	09/01/2026	1,735	1,800,353
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(j)	0.00%	08/01/2032	4,650	3,361,913
				128,177,394
Colorado–6.17%
Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	100,051
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	546,390
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	951,281
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,172,549
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	2,140	1,924,325
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	731,518
Series 2022, RB	6.50%	12/01/2053	725	728,834
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	886,660
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,797,805
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,905,192
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	745	802,124
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	389,218
Series 2007 A, RB	5.30%	07/01/2037	325	254,641
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,170,303
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	545	537,318
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2013 A, RB(k)	5.25%	11/15/2043	3,000	3,001,554
Series 2018 A, RB(i)(k)	5.25%	12/01/2048	2,230	2,310,566
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	2,085	2,160,327
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,675	1,066,195
Series 2022 A, RB(k)	5.50%	11/15/2035	1,100	1,258,200
Series 2022 A, RB(k)	5.50%	11/15/2042	1,550	1,712,276
Series 2022 A, RB(k)	5.00%	11/15/2047	2,555	2,668,764
Series 2022 A, RB(k)	5.50%	11/15/2053	780	845,197
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	502,502
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	859,344
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	767,454
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,035	831,037
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	975,448
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	846,671
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	737,699
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	$ 500	$ 347,620
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,639,477
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	698,814
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	813,320
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	630,455
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,680	1,017,677
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,610	1,480,970
				44,501,016
District of Columbia–2.64%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(g)	5.00%	02/01/2031	235	235,176
Series 2022 A, RB	5.00%	07/01/2047	2,125	2,326,336
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	786,535
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	3,996,082
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	3,385	3,469,525
Series 2021 A, Ref. RB(k)	4.00%	10/01/2041	3,000	2,894,432
Series 2023 A, Ref. RB(k)	5.25%	10/01/2042	1,665	1,797,464
Series 2023 A, Ref. RB(k)	5.25%	10/01/2043	1,470	1,584,524
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,942,113
				19,032,187
Florida–10.83%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	704,877
Series 2022 B, RB(f)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	572,960
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	3,000	3,018,198
Series 2017, RB(h)(i)(k)	5.00%	10/01/2047	3,285	3,342,520
Series 2019 A, RB(k)	5.00%	10/01/2049	1,325	1,361,822
Series 2019 B, RB(k)	4.00%	09/01/2044	1,060	999,565
Series 2022 A, RB	4.00%	10/01/2047	7,340	7,184,852
Series 2022, RB	5.00%	01/01/2047	2,145	2,298,083
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	4,240	4,048,486
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(d)(e)(f)	7.75%	05/15/2035	1,288	141,687
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,553,064
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	1,060	751,109
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(c)(f)(k)	7.25%	10/03/2023	1,065	1,082,568
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(k)	7.38%	01/01/2049	850	820,890
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,320,065
Greater Orlando Aviation Authority; Series 2017 A, RB(k)	5.00%	10/01/2052	1,715	1,739,129
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	718,794
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	305,947
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,105,134
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,315	1,430,424
Series 2022, RB	5.25%	08/01/2049	5,315	5,735,705
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(g)	5.00%	03/15/2052	2,530	2,753,656
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,465,014
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,184,145
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	$ 3,975	$ 3,741,356
Series 2022 A, Ref. RB(k)	5.25%	10/01/2052	1,710	1,803,262
Subseries 2021 A-2, Ref. RB (INS - AGM)(g)	4.00%	10/01/2049	3,200	3,051,221
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(g)	5.00%	07/01/2035	720	727,352
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,754,088
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	5,315	5,698,516
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,280	1,338,721
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	570	112,513
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	3,940	732,361
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	485	85,286
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,106,295
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	2,125	1,897,825
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	990,303
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	491,973
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,007,732
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,693,593
Tampa (City of), FL; Series 2020 A, RB(j)	0.00%	09/01/2049	4,260	1,156,558
				78,116,134
Georgia–1.96%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	3,344,344
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)	4.00%	07/01/2044	4,230	4,138,337
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	640	459,646
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,426,256
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,695	1,687,974
Series 2021 C, RB(c)	4.00%	12/01/2028	1,575	1,563,031
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	1,605	1,547,241
				14,166,829
Hawaii–1.10%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	3,000	3,001,626
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,944
Series 2015 A, RB(i)	5.00%	07/01/2030	3,775	3,902,867
				7,905,437
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	388,788
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	512,215
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	3,200	3,571,780
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	2,120	1,574,148
				6,046,931
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–14.33%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,325	$ 1,348,791
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	543,379
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	430,685
Series 2012, RB(b)(c)	5.00%	06/12/2023	4,085	4,086,611
Series 2014, RB	5.00%	11/01/2039	1,085	1,096,367
Series 2014, Ref. RB(b)(c)	5.00%	01/01/2024	1,400	1,411,666
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,401,288
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(k)	5.00%	01/01/2030	4,320	4,321,723
Series 2013, RB	5.75%	01/01/2038	3,150	3,153,951
Series 2015 C, RB(k)	5.00%	01/01/2046	1,075	1,077,310
Series 2017 D, RB	5.25%	01/01/2042	1,720	1,789,871
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,904,974
Series 2022 A, RB (INS - AGM)(g)(k)	5.50%	01/01/2053	1,770	1,897,955
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	778,009
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	880	930,655
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	906,686
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	985,383
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	4,000	4,002,946
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,575	1,576,285
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(g)	4.00%	01/01/2041	1,485	1,415,413
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2039	1,320	1,266,101
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	4,300	4,334,808
Illinois (State of);
Series 2013, GO Bonds(b)(c)	5.50%	07/10/2023	3,025	3,031,134
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,662,742
Series 2014, GO Bonds	5.00%	05/01/2035	540	543,945
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,549,690
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,376,196
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	356,463
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,507,030
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	122,099
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,978,914
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,062,305
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,671,666
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,244,273
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	460	460,377
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,810	1,846,536
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	63,647
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,550	1,217,643
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,355,775
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,151	664,690
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	909,570
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	153,267
Series 2017, Ref. RB	5.25%	02/15/2037	250	246,381
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	976,828
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(g)(j)	0.00%	12/15/2029	3,500	2,725,828
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,519,590
Series 2017 B, Ref. RB (INS - BAM)(g)(l)	4.70%	12/15/2037	1,500	1,000,677
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,565	2,579,310
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	$ 2,865	$ 3,381,243
Series 2018 B, RB	5.00%	06/01/2030	615	677,024
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,530	1,549,934
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,395	1,412,042
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(i)	5.00%	01/01/2038	4,625	4,629,392
Series 2013 A, RB	5.00%	01/01/2038	3,805	3,808,613
Series 2014 C, RB(i)	5.00%	01/01/2039	6,240	6,336,737
Series 2015 A, RB(i)	5.00%	01/01/2040	3,000	3,059,566
				103,341,984
Indiana–1.89%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc. Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2041	2,815	2,864,882
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	162,468
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, RB(b)(c)(k)	5.00%	07/01/2023	3,735	3,738,986
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,250	2,207,848
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(k)	5.75%	08/01/2042	305	306,419
Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,001,528
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(k)	5.00%	01/01/2029	1,325	1,409,602
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	5.88%	01/01/2024	110	110,885
Whiting (City of), IN (BP Products N America); Series 2015, RB(c)(k)	4.40%	06/10/2031	785	801,079
				13,603,697
Iowa–1.37%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	2,055	1,478,256
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	600	573,057
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	3,480	3,519,293
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	497,195
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,007,744
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,425	1,395,419
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,380	1,409,329
				9,880,293
Kansas–0.59%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(c)	5.75%	07/01/2023	2,000	2,003,568
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,487,408
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	799,579
				4,290,555
Kentucky–2.50%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(k)	4.70%	01/01/2052	850	790,659
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.96%	02/01/2025	900	901,297
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	665	664,957
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,412,218
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,507,230
Series 2015 A, RB	5.00%	01/01/2045	425	414,094
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,633,565
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,251,817
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,245,745
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,001,331
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(g)(h)(i)	5.00%	09/01/2044	$ 4,855	$ 5,209,027
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,002,611
				18,034,551
Louisiana–1.25%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2042	1,000	974,157
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(f)	3.90%	11/01/2044	1,120	964,436
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	2,000	2,132,945
New Orleans (City of), LA; Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	940	954,911
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	3,395	3,428,834
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	565	591,292
				9,046,575
Maryland–1.07%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	483,404
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	990,027
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	2,015	2,046,590
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	844,155
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,185	1,205,834
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(k)	5.00%	11/12/2028	500	512,102
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,091,972
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	570,987
				7,745,071
Massachusetts–2.12%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	5.25%	07/01/2053	4,275	4,801,837
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	4,485	4,914,394
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	835,701
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,535	1,541,677
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	1,495	1,555,966
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2034	275	261,779
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(k)	5.00%	07/01/2046	1,345	1,402,639
				15,313,993
Michigan–3.91%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	199,999
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	843,266
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2043	2,650	2,658,842
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	410	382,464
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(i)	5.00%	04/15/2041	3,650	3,803,735
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(g)	5.00%	07/01/2033	2,000	2,026,680
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	798,949
Series 2014 D-2, Ref. RB (INS - AGM)(g)	5.00%	07/01/2028	2,000	2,030,504
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	800,874
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,830	1,875,233
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	195,450
Series 2020, Ref. RB	5.00%	06/01/2045	620	539,361
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(h)(i)	5.00%	12/01/2046	$ 4,935	$ 5,038,023
Series 2017, Ref. RB	4.00%	12/01/2040	1,090	1,069,232
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	2,480	2,552,406
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(k)	4.00%	10/01/2026	2,455	2,436,762
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	910	942,115
				28,193,895
Minnesota–0.33%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	293,701
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	375,028
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	771,364
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,176
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	432,003
				2,373,272
Mississippi–0.21%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,514,588
Missouri–2.10%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,377,555
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,384,422
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	5,985	6,157,733
Series 2019 B, RB (INS - AGM)(g)(k)	5.00%	03/01/2049	1,270	1,302,425
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	484,612
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	379,742
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,121,000
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	975	953,460
				15,160,949
Nebraska–2.32%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	278,681
Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	4,859,745
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(g)	4.00%	02/01/2051	2,605	2,514,779
Series 2022 A, RB	5.25%	02/01/2052	5,525	6,130,339
Series 2022, RB(h)(i)	5.25%	02/01/2052	2,640	2,929,248
				16,712,792
Nevada–0.21%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	1,530	1,496,969
New Hampshire–0.53%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	387	372,220
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,101	2,026,656
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,433,126
				3,832,002
New Jersey–4.26%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.13%	09/15/2023	300	300,148
Series 2012, RB(k)	5.75%	09/15/2027	500	501,249
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	$ 1,215	$ 1,203,085
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2036	750	753,518
Series 2021, RB	4.00%	06/15/2040	1,000	960,008
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.50%	01/01/2027	1,200	1,210,597
Series 2013, RB(k)	5.00%	01/01/2028	1,000	1,006,224
Series 2013, RB(k)	5.38%	01/01/2043	1,320	1,323,923
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,507,888
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	1,927,500
Series 2014, RB	5.00%	06/15/2030	1,570	1,695,624
Series 2018 A, RN(h)(i)	5.00%	06/15/2029	2,015	2,107,112
Series 2018 A, RN(h)(i)	5.00%	06/15/2030	940	981,871
Series 2018 A, RN(h)(i)	5.00%	06/15/2031	955	995,968
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	700,509
Series 2022, RB	5.25%	06/15/2046	1,815	1,956,881
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(b)(k)	5.00%	12/01/2023	200	200,064
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,812,996
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,206,124
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,350	2,361,335
				30,712,624
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	407,070
New York–22.77%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(k)	5.25%	12/31/2033	520	477,511
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,145,344
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	3,190	3,130,283
Series 2017 A, Ref. RB (INS - AGM)(g)	4.00%	02/15/2047	1,005	984,076
Metropolitan Transportation Authority;
Series 2012 C, RB	4.25%	11/15/2042	255	245,953
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,325,332
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	900	875,638
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,536,952
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	763,631
Series 2020 A-1, RB (INS - AGM)(g)	4.00%	11/15/2041	2,540	2,500,762
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	500	476,883
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,750,498
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,315,063)(e)	5.00%	01/01/2058	2,730	1,228,520
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,345,000)(e)(f)	9.00%	01/01/2041	1,345	1,116,350
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(k)	4.00%	07/15/2055	2,975	2,727,638
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,190,347
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,358,044
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	1,000	1,072,731
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,915	2,128,402
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2039	4,680	5,315,365
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(g)	3.00%	01/01/2046	3,190	2,450,691
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	$ 2,125	$ 2,071,357
Series 2022, RB(i)	5.00%	06/15/2052	6,140	6,600,437
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	1,455	1,446,018
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,815,435
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	3,128,731
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2040	6,985	7,052,261
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,708,088
Series 2018 E, RB(i)	5.00%	03/15/2045	7,240	7,688,325
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2028	600	666,608
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2029	505	573,179
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,312,551
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	4,640	4,593,499
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	5,315	5,101,256
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,481,371
Series 2019 B, RB (INS - AGM)(g)(h)(i)	4.00%	01/01/2050	3,300	3,178,146
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	3,087,395
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	360	324,875
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,151,229
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	7,280	7,148,267
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,168,051
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,813,848
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	720	742,610
Series 2020, Ref. RB(k)	5.38%	08/01/2036	1,205	1,216,670
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,750	1,752,159
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,690	1,692,294
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2033	2,670	2,753,463
Series 2018, RB(k)	5.00%	01/01/2034	2,180	2,244,694
Series 2018, RB(k)	5.00%	01/01/2036	990	1,009,235
Series 2020, RB(k)	5.00%	10/01/2040	2,535	2,568,499
Series 2020, RB(k)	4.38%	10/01/2045	1,485	1,408,773
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	5,075	4,942,991
Series 2016 A, RB(k)	5.25%	01/01/2050	3,250	3,237,735
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(k)	5.00%	12/01/2036	1,255	1,322,604
Series 2022, RB(k)	5.00%	12/01/2038	1,040	1,085,615
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	1,110	1,077,018
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,231,308
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	960	1,023,893
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,787,734
Series 2022 C, RB	5.00%	05/15/2047	3,750	4,053,729
Series 2022, RB(i)	5.00%	05/15/2051	7,225	7,726,967
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,465,071
				164,254,940
North Carolina–0.21%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,560	1,500,758
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.57%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	$ 2,975	$ 2,398,904
Series 2017 C, RB	5.00%	06/01/2053	2,215	1,726,399
				4,125,303
Ohio–4.76%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,086,980
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,519,980
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,540	5,809,199
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,000	9,265,071
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	10,895	1,213,992
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	1,410	1,412,520
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(k)	5.38%	09/15/2027	1,020	1,023,119
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	815	814,292
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,178,786
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,307,833
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,642,917
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,773,773)(e)(f)	6.00%	04/01/2038	1,810	633,500
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,046,890
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,827,724
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(k)	2.60%	10/01/2029	1,000	869,313
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(k)	4.25%	01/15/2038	745	708,289
				34,360,405
Oklahoma–2.87%
Edmond Public Works Authority;
Series 2017, RB(i)	5.00%	07/01/2042	3,450	3,658,646
Series 2017, RB(i)	5.00%	07/01/2047	3,375	3,560,814
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(g)(j)	0.00%	02/01/2031	1,000	756,824
Series 2002, RB (INS - AGM)(g)(j)	0.00%	02/01/2034	3,970	2,661,644
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	4,800	4,387,153
Series 2018 B, RB	5.50%	08/15/2057	1,560	1,407,801
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	2,470	2,470
Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	2,010	2,219,776
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	915	897,880
Series 2023, RB	4.13%	04/01/2053	1,135	1,116,967
				20,669,975
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(f)	6.00%	10/05/2040	1,065	1,065,000
Oregon–1.28%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	584,468
Oregon (State of); Series 2019, GO Bonds(h)(i)	5.00%	08/01/2044	4,240	4,564,079
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(k)	5.50%	07/01/2048	1,815	1,983,687
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(k)	5.00%	07/01/2052	2,040	2,108,197
				9,240,431
Pennsylvania–3.81%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	949,681
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	970,650
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2036	$ 850	$ 466,798
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	672,504
Series 2021, RB	5.00%	11/01/2051	865	886,300
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2048	695	647,073
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(k)	5.25%	06/30/2053	2,565	2,630,908
Series 2022, RB (INS - AGM)(g)(k)	5.00%	12/31/2057	1,285	1,314,760
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2039	665	651,186
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,296,918
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,500	2,499,483
Series 2019 A, RB	5.00%	12/01/2049	275	287,402
Series 2020 B, RB	5.00%	12/01/2050	760	798,945
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,464,931
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(k)	5.00%	06/01/2029	635	671,836
Series 2023 A, RB(k)	5.00%	06/01/2030	870	930,617
Series 2023 A, RB(k)	5.00%	06/01/2031	950	1,019,907
Series 2023 A, RB(k)	5.00%	06/01/2032	1,110	1,195,393
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	3,955	4,032,334
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	1,310	1,328,837
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,285,340
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	500	475,127
				27,476,930
Puerto Rico–6.13%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,835	3,835,160
Series 2002, RB	5.63%	05/15/2043	1,890	1,900,726
Series 2005 A, RB(j)	0.00%	05/15/2050	7,500	1,337,628
Series 2005 B, RB(j)	0.00%	05/15/2055	3,240	332,914
Series 2008 A, RB(j)	0.00%	05/15/2057	19,060	1,286,144
Series 2008 B, RB(j)	0.00%	05/15/2057	31,765	1,759,956
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,559,138
Subseries 2022, RN	0.00%	11/01/2043	2,029	991,806
Subseries 2022, RN	0.00%	11/01/2051	4,531	2,191,780
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	570	563,354
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	930	922,566
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	3,045	2,991,471
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	2,135	2,052,269
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	570	479,925
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,890	1,448,811
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,685	1,679,324
Series 2018 A-1, RB(j)	0.00%	07/01/2046	10,495	2,836,261
Series 2018 A-1, RB(j)	0.00%	07/01/2051	13,770	2,742,316
Series 2018 A-1, RB	4.75%	07/01/2053	2,315	2,146,606
Series 2018 A-1, RB	5.00%	07/01/2058	9,285	8,894,543
Series 2019 A-2, RB	4.33%	07/01/2040	2,450	2,275,880
				44,228,578
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.50%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 1,000	$ 1,014,981
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,588,255
				3,603,236
South Carolina–1.20%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	956,701
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	2,000	2,005,723
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	2,365	2,437,652
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	295	304,062
Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	1,420	1,463,622
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,512,273
				8,680,033
South Dakota–0.39%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,800,427
Tennessee–2.68%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,616,066
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,250	1,193,067
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,370,087
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,655	3,049,872
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,842,375
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,560	1,604,985
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	725	742,820
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,569,963
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	3,190	3,333,298
				19,322,533
Texas–16.42%
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2035	1,890	2,209,567
Series 2023, Ref. RB	5.00%	11/15/2039	1,495	1,686,227
Series 2023, Ref. RB	5.25%	11/15/2053	2,780	3,077,232
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	370	386,887
Series 2021 B, RB	5.00%	01/01/2046	1,280	1,344,628
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,453,519
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,155,904
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,140,637
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,672,988
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,830	2,722,533
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(g)	4.25%	10/01/2053	1,815	1,729,758
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,535,213
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,710	1,717,276
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(g)(k)	5.13%	07/01/2032	1,365	1,365,978
Series 2021 A, RB(k)	4.00%	07/01/2036	1,250	1,229,653
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	2,235	2,235,812
Series 2021 A, RB(k)	4.00%	07/01/2041	740	646,167
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	625	633,512
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,690	1,728,712
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,225,642
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	$ 1,500	$ 1,467,636
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,641,986
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(k)	4.63%	10/01/2031	3,925	3,804,664
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,125	1,095,890
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,700	2,589,817
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	50,139
Series 2021, RB	2.00%	11/15/2061	1,745	712,740
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	640,220
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	747,819
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	2,480	2,487,547
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	1,280	936,534
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	565,834
Series 2017, Ref. RB	5.00%	01/01/2047	790	690,058
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	260,288
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,692,723
Series 2020, RB	5.25%	10/01/2055	3,175	2,460,166
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(d)	5.00%	07/01/2047	1,000	680,000
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGC)(g)(j)	0.00%	01/01/2028	4,100	3,498,484
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	2,240	2,475,859
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,660	1,880,614
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2032	485	485,048
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2037	525	524,667
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	1,017,735
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,853,153
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(i)	5.00%	02/15/2047	4,385	4,474,551
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,577,641
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,670,293
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2025	270	148,500
Series 2017 A, RB(d)	6.38%	02/15/2048	2,460	1,353,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	97,871
Series 2020, Ref. RB	6.75%	11/15/2051	105	94,545
Series 2020, Ref. RB	6.88%	11/15/2055	105	95,288
Texas (State of) Transportation Commission; Series 2019, RB(j)	0.00%	08/01/2044	3,500	1,129,705
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	4,405	2,361,760
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,490	755,728
Series 2015 C, Ref. RB	5.00%	08/15/2042	8,695	8,731,675
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,815	1,751,231
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,025	4,183,437
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,450	1,404,897
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,850	1,862,477
Texas Water Development Board; Series 2022, RB(i)	5.00%	10/15/2047	4,260	4,674,301
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,511
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	3,150	2,923,104
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2053	$ 4,270	$ 3,979,678
				118,436,659
Utah–1.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	375,434
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2018 A, RB(k)	5.00%	07/01/2048	1,890	1,927,197
Series 2021 A, RB(k)	5.00%	07/01/2046	1,055	1,095,841
Series 2021 A, RB(k)	5.00%	07/01/2051	565	583,080
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,391,536
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,036,409
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,435,707
				9,205,132
Virginia–2.60%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	3,230	3,231,559
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,598,857
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	430	398,405
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	415	259,176
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(k)	5.00%	01/01/2037	1,025	1,060,877
Series 2022, Ref. RB(k)	4.00%	07/01/2040	2,050	1,870,460
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	675	681,317
Series 2022, Ref. RB(k)	5.00%	12/31/2057	2,065	2,076,030
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	1,480	1,472,610
Series 2017, RB(k)	5.00%	12/31/2056	5,170	5,087,091
				18,736,382
Washington–3.96%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(b)(j)	0.00%	02/01/2025	9,850	9,310,365
City of Tacoma WA Sewer Revenue; Series 2023, RB(i)	4.00%	12/01/2047	3,515	3,389,677
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.25%	01/01/2038	1,680	1,727,899
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(g)(j)	0.00%	12/01/2029	2,120	1,703,784
Series 2019 A, GO Bonds(i)	5.00%	08/01/2042	2,380	2,535,688
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	1,060	1,062,275
Series 2018, RB	5.00%	07/01/2048	4,410	4,449,019
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,456,916
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	550	423,384
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	455	339,808
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,539	1,408,639
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	745	738,685
				28,546,139
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	1,060	1,146,105
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,205,582
				3,351,687
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–5.11%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2050	$ 8,300	$ 2,104,247
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	37,270	5,549,093
Series 2022, RB(f)	5.25%	12/15/2061	2,170	2,170,106
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	1,060	732,611
Series 2021, RB	4.00%	08/15/2051	3,545	3,107,899
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	2,948,593
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,781,312
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	2,968,712
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	1,155	750,750
Series 2017, RB(f)	6.75%	12/01/2042	2,695	2,320,220
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	530	458,897
Series 2022 A, RB(f)	6.13%	02/01/2050	575	497,860
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	4,745	4,784,563
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	790	756,249
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	835	513,525
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,153,375
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,106,726
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,136,199
				36,840,937
Wyoming–0.59%
University of Wyoming; Series 2021 C, RB (INS - AGM)(g)	4.00%	06/01/2044	1,350	1,300,272
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(i)	5.00%	01/01/2027	2,790	2,968,445
				4,268,717
Total Municipal Obligations (Cost $1,197,627,470)				1,171,076,464
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $627,488)(p)			12,316	615,513
TOTAL INVESTMENTS IN SECURITIES–162.44% (Cost $1,198,254,958)				1,171,691,977
FLOATING RATE NOTE OBLIGATIONS–(12.29)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 06/15/2029 to 04/01/2056(q)				(88,680,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.96)%				(367,582,122)
OTHER ASSETS LESS LIABILITIES–0.81%				5,869,444
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$721,299,299
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $4,295,585, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $4,080,057, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $64,165,243, which represented 8.90% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $28,690,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(p)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$613,281	$-	$-	$2,232	$-	$615,513	$6,298

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $134,628,361 are held by TOB Trusts and serve as collateral for the $88,680,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,170,584,489	$491,975	$1,171,076,464
Exchange-Traded Funds	615,513	—	—	615,513
Total Investments	$615,513	$1,170,584,489	$491,975	$1,171,691,977
Invesco Municipal Opportunity Trust